BOND PAYABLE (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	May 21, 2014 USD ($) $ / shares shares	Feb. 29, 2020 USD ($) shares	Feb. 28, 2019 USD ($) shares	Feb. 28, 2018 USD ($)
Debt Instrument [Line Items]
Interest Expense		$ 11,820	$ 17,628	$ 16,640
Debt issuance costs	$ 5,277
Debt conversion carrying amount		5,250	5,800	$ 214,422
Index shares, proceeds from exercise		(66,346)	(13,270)
Call Option [Member] | Long [Member]
Debt Instrument [Line Items]
Index shares purchased (in shares) | shares	52,712,642
Index shares, payment received	$ 22,885
ADS
Debt Instrument [Line Items]
Debt conversion carrying amount		$ 5,250	$ 5,800
Debt conversion, converted instrument (in shares) | shares		1,203,222	1,329,273
ADS | Call Option [Member] | Long [Member]
Debt Instrument [Line Items]
Index shares, cap price (per share) | $ / shares	$ 5.87
Convertible bond
Debt Instrument [Line Items]
Interest Expense		$ 27	$ 162
Notes
Debt Instrument [Line Items]
Principal amount	$ 230,000
Interest rate (as a percent)	2.50%
Net proceeds from issuance of debt	$ 224,723
Debt Instrument Repurchase Price As Percentage To The Principal Amount	100.00%
Notes | ADS
Debt Instrument [Line Items]
Debt Instrument conversion ratio (per $1K principal amount)	229.1856
Conversion price (per share) | $ / shares	$ 4.36